Taxes - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Deferred Tax Assets [Abstract]
Net operating loss carried forward	$ 2,167,162	$ 2,198,476
Total deferred tax assets	2,167,162	2,198,476
Valuation allowance	(2,167,162)	(2,198,476)	$ (1,515,508)
Deferred tax assets, net of valuation allowance